Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 517,016	$ 1,118,431	$ 1,531,767	$ 2,859,058	$ 183,619	$ 3,756,538
Administrative expenses from related party	36,000		151,015			287,618
Loss from operations	(553,016)	(1,118,431)	(1,682,782)	(2,859,058)	(183,619)	(4,044,156)
Other income:
Other expenses			(100,000)
Interest earned on marketable securities held in Trust Account	1,232,175	916,262	4,082,108	1,210,823	1,924	2,932,192
Net loss	679,159	(202,169)	2,399,326	(1,648,235)	(181,695)	(1,111,964)
Seamless Group Inc [Member]
Revenue			39,901,966	40,186,552		55,500,917	$ 57,501,370
Cost of revenue			(26,692,493)	(28,477,328)		(39,880,947)	(39,604,341)
Gross profit			13,209,473	11,709,224		15,619,970	17,897,029
Selling expenses			(22,635)	(79,303)		(95,174)	(112,892)
General and administrative expenses			(18,823,918)	(15,211,133)		(25,539,467)	(18,163,856)
Loss from operations			(5,637,080)	(3,581,212)		(10,014,671)	(379,719)
Other income:
Finance costs, net			(4,651,844)	(5,592,235)		(8,200,112)	(11,539,349)
Other income			363,021	3,112,625		3,405,486	2,635,641
Other expenses			(65,542)	(505,010)		(802,634)	(2,848,170)
Loss before income tax			(9,991,445)	(6,565,832)		(15,611,931)	(12,131,597)
Income tax expense			(455,652)	(748,588)		(113,782)	(753,703)
Net loss			(10,447,097)	(7,314,420)		(15,725,713)	(12,885,300)
Net income attributable to non-controlling interests			(464,162)	(645,955)		(952,422)	(1,963,899)
Net loss			(10,911,259)	(7,960,375)		(16,678,135)	(14,849,199)
Other comprehensive loss:
Foreign currency translation adjustments			389,203	311,255		2,402	26,245
Total comprehensive loss			(10,057,894)	(7,003,165)		(15,723,311)	(12,859,055)
Total Comprehensive Loss attributable to non-controlling interests			(449,339)	(633,039)		(966,184)	(1,969,901)
Total comprehensive loss attributable to Seamless Group Inc.			$ (10,507,233)	$ (7,636,204)		$ (16,689,495)	$ (14,828,956)
Shares used in loss per share computation, basic			58,030,000	58,030,000		58,030,000	58,030,000
Shares used in loss per share computation, diluted			58,030,000	58,030,000		58,030,000	58,030,000
Loss per share, basic			$ (0.19)	$ (0.14)		$ (0.29)	$ (0.26)
Loss per share, diluted			$ (0.19)	$ (0.14)		$ (0.29)	$ (0.26)
Common Class A [Member]
Other income:
Net loss	$ (405,406)	$ 156,519	$ 1,563,237	$ (1,276,064)	$ 62,717	$ 860,883
Other comprehensive loss:
Shares used in loss per share computation, basic	8,638,340	19,999,880	10,906,129	19,999,880	2,550,320	19,999,880
Shares used in loss per share computation, diluted	8,638,340	19,999,880	10,906,129	19,999,880	2,550,320	19,999,880
Loss per share, basic	$ 0.05	$ (0.01)	$ 0.14	$ (0.06)	$ (0.02)	$ (0.04)
Loss per share, diluted	$ 0.05	$ (0.01)	$ 0.14	$ (0.06)	$ (0.02)	$ (0.04)
Common Class B [Member]
Other income:
Net loss	$ (273,753)	$ 45,650	$ 836,089	$ (372,171)	$ 118,978	$ 251,081
Other comprehensive loss:
Shares used in loss per share computation, basic	5,833,083	5,833,083	5,833,083	5,833,083	4,838,142	5,833,083
Shares used in loss per share computation, diluted	5,833,083	5,833,083	5,833,083	5,833,083	4,838,142	5,833,083
Loss per share, basic	$ 0.05	$ (0.01)	$ 0.14	$ (0.06)	$ (0.02)	$ (0.04)
Loss per share, diluted	$ 0.05	$ (0.01)	$ 0.14	$ (0.06)	$ (0.02)	$ (0.04)